Share-based payments	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangements [Abstract]
Share-based payments	Share-based payments
11.1. First Special Fees Agreement
The First Special Fees Agreement was terminated in connection with the Business Combination in 2022. During the year ended December 31, 2023, the Group recognized share-based payment expenses of € nil (2022: €67,621 thousand, 2021: €291,837 thousand) for this equity-settled arrangement, with a corresponding increase in accumulated deficit. As the share-based payment expenses reflect both compensation for external consulting services and key management remuneration, during the year ended December 31, 2023 the Group has recognized share-based payment expenses for an amount of € nil (2022: €46,433 thousand, 2021: €202,201) as legal, accounting and consulting fees, and share-based payment expenses for an amount of € nil (2022: €21,188 thousand, 2021: €89,636 thousand) has been recognized as employee benefits expenses, both within general and administrative expenses.
11.2. Second Special Fees Agreement
On February 25, 2022, the Allego Holdings' then immediate parent entity — Madeleine — entered into the Second Special Fees Agreement with the same external consulting firm as for the First Special Fees Agreement. The purpose of this Second Special Fees Agreement is to compensate the external consulting firm for their continuous strategic and operational advice, as well as support with regards to Allego’s fundraising efforts in the near future. The agreement ultimately expires on the earlier of June 30, 2025, and the date on which Madeleine would no longer hold any equity security in Allego. As consideration for the Second Special Fees Agreement, the external consulting firm is entitled to receive cash compensation based on the value of the Group in connection with any new injection of equity, whether in cash or in kind, in any entity of the Group subsequent to the Business Combination (each, an “Equity Injection”).
On March 10, 2022, the Second Special Fees Agreement was amended to modify the formula of the relevant percentage used in the determination of the fees payable (the “Relevant Percentage”) for equity injections subsequent to the first Equity Injection.
The Group accounts for the Second Special Fees Agreement as a share-based payment since the Group obtained services from the consulting firm in exchange for cash amounts based on the equity value of the Company. Madeleine, instead of the Group, had the obligation to settle the share-based payment arrangement with the consulting firm. The Second Special Fees Agreement was therefore classified as an equity-settled share-based payment arrangement. On April 20, 2022, the Second Special Fees Agreement was novated from Madeleine to Allego (the “Novation”), with all the other terms of the Second Special Fees Agreement remaining the same. As a result of the Novation, Allego now has the obligation, instead of Madeleine, to settle the share-based payment arrangement with the consulting firm. The Second Special Fees Agreement’s classification therefore changed to a cash-settled share-based payment arrangement from the Novation date.
Certain directors and officers of the Company are entitled to compensation from the external consulting firm in the form of a fixed percentage of the total benefits that the external consulting firm will generate under the Second Special Fees Agreement, including any amendments. The share-based payment expenses for the Second Special Fees Agreement therefore reflect both compensation for external consulting services and key management remuneration.
Measurement of fair value as an equity-settled plan
In accordance with IFRS 2 Share-based Payment, the fair value of key management remuneration under an equity-settled share-based payment arrangement is measured by reference to the fair value of the equity instruments granted, measured at the grant date. The fair value determined at the grant date is not subsequently adjusted.
As the value of the services provided by the consulting firm is not directly related to the time incurred by the consultants, management considers that the fair value of the services cannot be measured reliably. Therefore, the fair value of the services received under the Second Special Fees Agreement are measured by reference to the fair value of the share-based payment arrangement offered as consideration, as the Group obtains these services. The Group applies an approach where the average fair value over the reporting period is used to determine the fair value of the services received.
Since the Second Special Fees Agreement includes an implicit service condition, the services received under the Second Special Fees Agreement are recognized as expenses over the period in which the Company expects to have the Equity Injections, therefore between February 25, 2022 (the "grant date”) and the dates of the Equity Injections by reference to the fair value of the share-based payment arrangement measured at the grant date (for key management remuneration) or the average fair value over the reporting period (for external consulting services).
Measurement of fair value as a cash-settled plan
Following the Novation, the Second Special Fees Agreement was classified as a cash-settled plan as opposed to an equity-settled plan. Therefore, in accordance with IFRS 2 Share-based Payment, the fair value of both the key management remuneration and the services provided by the consulting firm under a cash-settled share-based payment arrangement is measured by reference to the fair value of the share-based payment arrangement offered as consideration, as the Group obtains these services. The fair value of the liability is recognized over the service period.
In effect, IFRS 2 Share-based Payment provides that the cumulative amount recognized as the expense over the life of the Second Special Fees Agreement is the grant-date fair value plus or minus any subsequent changes in fair value after the change in classification. Therefore, the cumulative amount may be less than the original grant-date fair value.
Fair value of equity instruments granted
The fees payable under the Second Special Fees Agreement will depend on the future value of the Allego Group following each future Equity Injection. Since there is no market price for the services, to measure the fair value of this instrument under IFRS 2 Share-based Payment, the future value of the Allego Group for the Equity Injection has been derived from a weighted average valuation model in which that value can be simulated based on various amounts and expected dates of Equity Injection events, and taking into account the likelihood of Equity Injections to happen, as well as the expected price per share upon Equity Injection.
The total fair value of the share-based payment arrangement as at December 31, 2023 is estimated at €38,583 thousand (2022: €33,481 thousand). The increase in fair value of the share-based payment arrangement is mainly driven by an increase in the probability and expected amount of the Equity Injection events.
The Group recognized a share-based payment provision related to the Second Special Fees Agreement of €26,894 thousand as of December 31, 2023 (December 31, 2022: €16,806 thousand), of which an amount of €16,677 thousand (December 31, 2022: €16,806 thousand) is recognized as a current liability, and an amount of €10,217 thousand (December 31, 2022: € nil) is recognized as a non-current liability in the consolidated statement of financial position.
Share-based payment expenses
During the year ended December 31, 2023, the Group recognized total share-based payment expenses with respect to the Second Special Fees Agreement of €10,088 thousand (2022: €17,393 thousand, 2021: € nil). As share-based payment expenses for the Second Special Fees Agreement reflect both compensation for external consulting services and key management remuneration, the Group has recognized share-based payment expenses for an amount of €6,607 thousand (2022: €11,712 thousand , 2021: € nil ) as legal, accounting and consulting fees and share-based payment expenses for an amount of €3,480 thousand (2022: €5,681 thousand , 2021: € nil ) has been recognized as employee benefit expenses, both within general and administrative expenses. These share-based payment expenses were recognized with a corresponding increase in liability for the year ended December 31, 2023, and for the period after the novation during the year ended December 31, 2022. For the period before the novation during the year ended December 31, 2022, these share-based payment expenses were recognized with a corresponding increase in accumulated deficit.
11.3. Management Incentive Plan
The establishment of the company’s management incentive plan ("MIP") was approved by the board of directors on April 20, 2022. The MIP is designed to provide long-term incentives for key management employees to deliver long-term shareholder returns, and includes two types of granted options: the right to acquire a percentage of the Company's issued share capital immediately following the listing, subject to the expiry of a blocking period of 18 months (the “MIP Grant Options”), and the right to acquire a percentage of the Company's issued share capital immediately following the listing, subject to predefined performance conditions and the expiry of the blocking period (the “MIP Performance Options”). The granted options carry no dividend or voting rights. The options do not include any market conditions or non-vesting conditions that should be included in the fair value at recognition.
Under the plan, the MIP Grant Options vest immediately, and the MIP Performance Options only vest if certain performance standards are met. Participation in the plan is at the board of directors’ discretion, and no individual has a contractual right to participate in the plan or to receive any guaranteed benefits.
The amount of MIP Performance Options that will vest depends on the group’s performance, including operational EBITDA, financing targets, compliance and reporting, engagement with investors, and the minimum service period of the employees. Once vested, the granted options remain exercisable for a period of ten years following the end of the blocking period, which ends on September 18, 2023, for the MIP Grant Options and ten years from the grant date (May 14, 2022) for the MIP Performance Options.
In April 2023, one non-market performance condition included in the original MIP agreement was modified, together with its respective service period, to be applied to the group's performance over financial year 2023 instead of 2022. For the MIP performance options the blocking period was extended to April 30, 2024. The exercise period is ten years following the end of the blocking period. The exercise period and blocking period end date remain unchanged for the other MIP Performance Options. These changes result in an increased number of awards being expected to vest but do not have an impact on the fair value of the options.
On December 29, 2023, all MIP Options were modified to expire on June 30, 2024. Furthermore, the MIP Performance Options based on the modified MIP agreement were further modified to vest immediately. These modifications occurred as part of an approach towards retention of employees. These modifications do not result in a change in the number of awards expected to vest, but results in an earlier vesting date and an accelerated expense recognition for the MIP Performance Options based on the modified MIP agreement. As a result, these modifications do not have an impact on the fair value of the options.
The exercise price of the granted options under the plan is €0.12 per option. When exercisable, each option is convertible into one ordinary share of the Company.
Set out below are summaries of MIP Grant Options and MIP Performance Options granted under the plan:

	2023			2022
	Average exercise price per share option (in €)	Number of grant options	Number of performance options	Average exercise price per share option (in €)	Number of grant options	Number of performance options
As at January 1	0.12	1,329,213	1,329,213	—	—	—
Granted during the period	—	—	—	0.12	1,329,213	1,329,213
Exercised during the period	—	—	—	—	—	—
Forfeited during the period	—	—	—	—	—	—
As at December 31	0.12	1,329,213	1,329,213	0.12	1,329,213	1,329,213
Vested and exercisable at December 31	0.12	1,329,213	1,329,213	—	—	—
As of December 31, 2023, 1,329,213 MIP Grant Options and 996,910 MIP Performance Options vested and became exercisable after the end of the blocking period, which ended on September 18, 2023, and 332,303 MIP Performance Options vested and became exercisable as a result of the modification from December 2023. No options expired and no options were exercised during the year ended December 31, 2023.
Share options outstanding at the end of the reporting period have the following expiry dates and exercise prices:

Options	Grant date	Vesting date	Expiry date	Exercise price (in €)	Share options December 31, 2023
MIP Grant Options	May 14, 2022	September 18, 2023	June 30, 2024	€0.12	1,329,213
MIP Performance Options	May 14, 2022	September 18, 2023	June 30, 2024	€0.12	996,910
MIP Performance Options (modified)	May 14, 2022	December 29, 2023	June 30, 2024	€0.12	332,303
Total					2,658,426
The weighted average remaining contractual life of options outstanding at the end of period is 0.50 years.
For the year ended December 31, 2023 the total expenses arising from the MIP transactions recognized during the period as part of employee benefit expense was €6,242 thousand (2022: €14,361 thousand, 2021: € nil ). This includes an amount of €2,575 thousand (2022: € nil , 2021: € nil ) related to the additional expense recognized as a result of the modification of the MIP agreement.
Fair value of options granted
There were no options granted during the year ended December 31, 2023 in relation to the MIP. The assessed fair value of options granted during the year ended December 31, 2022, was €7.75 per option (December 31, 2021: no options granted) for both the MIP Grant Options and MIP Performance Options.
The fair value was determined as the share price of the Company’s ordinary shares on grant date of $8.17 (€7.873), determined as the closing price on May 13, 2022 (the last working day preceding the grant date), less the exercise price of €0.12.
No specific option-pricing model (e.g., Black-Scholes) was applied for the valuation, as in the situation when the exercise price applicable to the options is negligible, the calculated fair value of an option is close (or equal) to the value of an ordinary share less the exercise price, regardless of the other input parameters applied in the option valuation.
As the options do not include any market conditions or non-vesting conditions that has an impact on the fair value and there is no adjustment for dividends, the grant date fair value of both MIP Grant Options and MIP Performance Options was determined using the same approach.
11.4. Long-Term Incentive Plan
The Allego Board and the Compensation Committee approved the general framework for the Long-Term Incentive Plan ("LTIP") on the Closing Date. The purpose of the LTIP is to provide eligible directors and employees the opportunity to receive stock-based incentive awards for employee motivation and retention and to align the economic interests of such persons with those of Allego’s shareholders. The delivery of certain shares or other instruments under the LTIP to directors and key management are agreed and approved in certain Allego Board meetings. On December 20, 2022, the Allego Board approved a detailed plan for the LTIP for future years.
Performance Based Share Options
As it relates to the LTIP for Allego executive officers, performance based share options may be granted annually and would be exercisable after a contractual vesting period of two to three years. The number of LTIP Performance Options issued under the LTIP is based on four equally-weighted performance criteria: revenue, operational EBITDA, renewable GWh delivered, and appreciation at the discretion of the board of directors. The targets for the performance criteria are set annually by the Compensation Committee.
During the year ended December 31, 2023, LTIP Performance Options were granted to executive officers based on company performance in financial years 2022 and 2023. The LTIP Performance Options based on company performance in financial year 2022 have a contractual vesting period of two years, and the target number of options awarded was determined and set at grant date in line with the known level of completion of the performance criteria for that financial year. In addition, Allego granted LTIP Performance Options based on company performance in financial year 2023 with a contractual vesting period of three years, and the target number of options awarded was determined based on a target level of completion of 100% of the performance criteria for that financial year (to be adjusted according to actual level of completion of performance criteria).
On December 29, 2023, the LTIP Performance Options based on company performance in financial year 2022 were modified for one of the executive officers to vest immediately, with the expiry date being June 30, 2024. This modification does not result in a change in the number of awards expected to vest, but results in an earlier vesting date and an accelerated expense recognition. As a result, this modification does not have an impact on the fair value of the options.
On December 29, 2023, LTIP Performance Options based on company performance in financial year 2023 for one of the executive officers were cancelled as part of a package of an approach towards retention of employees.
The exercise price of the LTIP Performance Options granted under the LTIP is €0.12 per option. When exercised, each LTIP Performance Option is convertible into one ordinary share of the Company.
Set out below is a summary of the target number of LTIP Performance Options granted under the plan:

	2023
	Average exercise price per LTIP Performance Option (in €)	Target number of LTIP Performance Options
As at January 1	—	—
Granted during the period	0.12	2,798,063
Exercised during the period	—	—
Forfeited during the period	—	—
Cancelled during the period	—	(577,722)
As at December 31	0.12	2,220,341
Vested and exercisable at December 31	0.12	341,377
During the year ended December 31, 2023, the Company granted two types of LTIP Performance Options: 1,039,222 options based on financial year 2022 company performance and 1,758,841 options based on financial year 2023 company performance. The target number of options granted based on financial year 2022 company performance is final, subject to meeting the service condition of two years. The target number of options granted based on financial year 2023 company performance is based on a target level of completion of 100% of the performance criteria for that financial year (actual level of completion not known at the time of grant date). During the year ended December 31, 2023, 577,722 LTIP Performance Options based on financial year 2023 company performance were cancelled.
As of December 31, 2023, 341,377 LTIP Performance Options based on performance in financial year 2022 vested and became exercisable as a result of the modification for one of the executive officers.
The number of LTIP Performance Options based on financial year 2023 company performance expected to vest is estimated to be 723,384 options in accordance with the expected level of completion of performance criteria as at December 31, 2023.
LTIP Performance Options outstanding at the end of the reporting period have the following expiry dates and exercise prices:

Options	Grant date	Vesting date	Expiry date	Exercise price (in €)	Target number of options December 31, 2023
LTIP Performance Options (2022)	April 12, 2023	April 12, 2025	April 12, 2032	0.12	697,845
LTIP Performance Options (2022) - modified	April 12, 2023	December 29, 2023	June 30, 2024	0.12	341,377
LTIP Performance Options (2023)*	April 12, 2023	April 12, 2026	April 12, 2033	0.12	1,181,119
*Service period for this award started on January 1, 2023
The weighted average remaining contractual life of LTIP Performance Options outstanding at the end of period is 7.62 years.
For the year ended December 31, 2023, the total expense arising from the LTIP Performance Options recognized as part of employee benefit expense was €2,070 thousand (2022: € nil , 2021: € nil ).
Fair value of LTIP Performance Options granted
The assessed fair value of LTIP Performance Options 2022 was €1.83 per option (December 31, 2022: no options granted). This fair value was determined as the share price of the Company’s ordinary shares on grant date of $2.13 (€1.954), determined as the closing price on April 12, 2023 (the grant date), less the exercise price of €0.12.
The assessed fair value of LTIP Performance Options 2023 was €2.82 per option (December 31, 2022: no options granted). This fair value was determined as the share price of the Company’s ordinary shares on grant date of $3.14 (€2.945), determined as the closing price on December 30, 2022 (the last working day preceding the grant date), less the exercise price of €0.12.
As the LTIP Performance Options do not include any market conditions or non-vesting conditions that have an impact on the fair value and there is no adjustment for dividends, the grant date fair value of LTIP Performance Options was determined using the same approach as used for the options granted under the MIP.
Restricted Stock Units
As it relates to the LTIP for other Allego employees, individuals may elect to receive up to 50% of their annual performance bonus to be paid in RSUs, which would vest on an annual basis. Additionally, certain Allego employees are eligible to receive additional RSUs based on the Company's existing internal performance evaluation framework. These RSUs would be granted annually and vest after three years. In May 2023, the Group awarded RSUs to eligible and selected employees based on the Company's internal performance evaluation framework. The RSUs have a vesting period of three years and are subject to the participant's continued employment until the vesting date.
Under the terms of the same plan, RSUs were awarded to eligible members of the board of directors in May 2023. 666,968 RSUs were not subject to any vesting conditions and vested fully on the grant date. The related Company's ordinary shares were issued to the eligible members of the board of directors on August 10, 2023. 285,844 RSUs have a vesting period of one year and will vest on May 23, 2024, subject to the members continuous involvement within the board of directors until the vesting date.
Set out below are summaries of the number of RSUs granted under the plan:

	2023
	Employees	Eligible directors
As at January 1	—	—
Granted during the period	176,952	952,812
Forfeited during the period	—	—
Vested and issued during the period	—	(666,968)
As at December 31	176,952	285,844
Vested and exercisable at December 31	—	—
The grant date fair value of the RSUs granted to the employees in 2023 is recognized as an expense on a straight-line basis over the three-year vesting period, with a corresponding entry in equity. Since the RSUs granted to certain members of the board of directors are not subject to any vesting conditions, the grant date fair value of these awards is recognized immediately, on the grant date, as an expense with a corresponding entry in equity.
The assessed fair value of RSUs granted during the period ended 2023, was €1.97 per RSU (December 31, 2022: no RSUs granted). The fair value of the RSUs has been determined with reference to the share price of the Company’s ordinary shares at the grant date. Since the Company does not expect to pay dividends during the vesting period, the weighted average fair value of the RSUs granted in the year ended December 31, 2023 of $2.13 (€1.976) is equal to share price at the grant date, May 24, 2023.
The share-based payment expense recognized for the year ended December 31, 2023 for the equity-settled RSUs amounted to €1,729 thousand (2022: € nil, 2021: € nil), consisting of €1,316 thousand related to the fully vested board of directors' RSUs recognized on grant date, €342 thousand representing the expense for the current period related to the board of directors' RSUs with a one year vesting period, and €70 thousand representing the expense for the current period in relation to the RSUs issued to employees.
IPO Grant Shares
In May 2023, the Group awarded 100 ordinary shares per employee to a select group of individuals who were instrumental in the success of the IPO. The Company granted this one-off share award as of the IPO date to employees of the Company, who were still employed by the Company a year later. This award granted in 2023 was not subject to any vesting conditions. The Company awarded a total number of 9,600 ordinary shares in May 2023. The ordinary shares were issued to the employees on June 9, 2023.
The fair value of the share awards of $2.13 (€1.977) is equal to the share price of the Company's ordinary shares at the date of grant. The share-based payment expenses for the year ended December 31, 2023 is €19 thousand (2022: € nil, 2021: € nil).
LTIP Special Options
On December 29, 2023, the Group awarded 1,000,197 LTIP Special Options to one of the executive officers as replacement for the cancelled Performance Based Share Options. The vesting date of the LTIP Special Options is December 29, 2023 and the expiry date is June 30, 2024. No performance or service conditions are attached to the vesting date, and the options were granted immediately.
The fair value of the LTIP Special Options was €1.10 per option (December 31, 2022: no options granted). This fair value was determined as the share price of the Company’s ordinary shares on grant date of $1.35 (€1.228), determined as the closing price on December 29, 2023, less the exercise price of €0.12. The incremental fair value granted from these options as a result of the cancellation and replacement amounts to €972 thousand and was recognized as part of shared-based payment expenses for the year ended December 31, 2023. The incremental fair value was measured as the difference between the fair value of the LTIP Special Options at grant date and the fair value of the cancelled Performance Based Share Options at the time of cancellation.